Subsequent Event (Details) (USD $)	12 Months Ended			0 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jan. 31, 2012	Feb. 20, 2014 Subsequent Event [Member]	Feb. 21, 2013 Subsequent Event [Member]
Subsequent Event [Line Items]
Dividends declared per common share	$ 1.88	$ 1.59	$ 1.46	$ 1.92
Quarterly Installments of Dividend Payments					$ 0.48